Additional Financial Information of Parent Company - Schedule I Cash flow (Details)	1 Months Ended		12 Months Ended
	May 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income			$ 29,898,297	¥ 207,583,868	¥ 153,476,506	¥ 87,786,008
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation			3,085,654	21,423,694	15,895,439	3,046,402
Income from equity in subsidiaries and VIE			(221,708)	(1,539,316)	(4,333,847)	(476,516)
Changes in operating assets and liabilities:
Other current assets			457,147	3,173,970	(349,015)	(3,003,483)
Other current liabilities			(2,584,250)	(17,942,451)	(8,591,012)	8,465,690
Net cash used in operating activities			27,115,620	188,263,729	369,053,507	149,448,775
Cash flows from investing activities:
Loan to subsidiaries			(474,970)	(3,297,719)
Invest in acquiree		¥ (5,081,739)
Net cash (used in)/provided by investing activities			270,502	1,878,091	(75,307,251)	(36,776,769)
Cash flows from financing activities:
Proceeds from issuance of preferred shares						47,880,833
Exercise of options			447,290	3,105,533
Proceeds from IPO					305,559,135
Payment of IPO cost					(44,801,147)	(1,649,791)
Payments of private placement cost			(1,451,637)	(10,078,713)
Subscription receivable						304,845
Net cash provided by financing activities			16,477,953	114,406,429	293,994,196	47,730,387
Effect of exchange rate changes			3,330,077	23,120,744	14,657,999	118,497
Net increase in cash and cash equivalents			47,194,152	327,668,993	602,398,451	160,520,890
Cash and cash equivalents-beginning of the year			114,575,423	795,497,163	193,098,712	32,577,822
Cash and cash equivalents-end of the year			161,769,575	1,123,166,156	795,497,163	193,098,712
Non-cash investing and financing activities:
Acquisition of Scepter through share settlement					(344,867,857)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares					234,259,757
Series B convertible redeemable preferred shares
Non-cash investing and financing activities:
Series B convertible redeemable preferred shares issued by re-designation of ordinary shares						178,337,893
Non-linear
Cash flows from investing activities:
Invest in acquiree	¥ (896,162)
Parent Company
Cash flows from operating activities:
Net income			29,898,297	207,583,868	153,476,506	87,786,008
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation			3,085,654	21,423,694	15,895,439	3,046,402
Income from equity in subsidiaries and VIE			(33,926,682)	(235,552,947)	(171,994,609)	(95,217,000)
Changes in operating assets and liabilities:
Prepayment			(2,997,407)	(20,811,000)
Other current assets			16,668	115,726	(781,124)
Other current liabilities			5,920	41,108	(3,922,057)	4,364,690
Net cash used in operating activities			(3,917,550)	(27,199,551)	(7,325,845)	(19,900)
Cash flows from investing activities:
Loan to subsidiaries					(143,145,444)	(31,139,497)
Net cash (used in)/provided by investing activities			(2,284,551)	(15,861,639)	(143,145,444)	(31,139,497)
Cash flows from financing activities:
Proceeds from issuance of preferred shares						47,880,833
Proceeds from private placement			16,476,985	114,399,705	34,286,208
Exercise of options			447,290	3,105,533
Proceeds from IPO					305,559,135
Payment of IPO cost					(35,370,666)	(477,865)
Payments of private placement cost			(1,451,637)	(10,078,713)
Subscription receivable						304,845
Net cash provided by financing activities			15,472,638	107,426,525	304,474,677	47,707,813
Effect of exchange rate changes			2,692,669	18,695,204	9,002,374	(5,075)
Net increase in cash and cash equivalents			11,963,206	83,060,539	163,005,762	16,543,341
Cash and cash equivalents-beginning of the year			25,860,450	179,549,103	16,543,341
Cash and cash equivalents-end of the year			37,823,656	262,609,642	179,549,103	16,543,341
Non-cash investing and financing activities:
Series B convertible redeemable preferred shares issued by re-designation of ordinary shares						¥ 178,337,893
Acquisition of Scepter through share settlement					(344,867,857)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares					¥ 234,259,758
Parent Company | UP Capital
Cash flows from investing activities:
Invest in acquiree			(1,684,168)	(11,693,178)
Parent Company | Non-linear
Cash flows from investing activities:
Invest in acquiree			$ (600,383)	¥ (4,168,461)